Fees Summary	Oct. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,161,606,000.00
Previously Paid Amount	0.00
Total Fee Amount	298,517.79
Total Offset Amount	0.00
Net Fee	$ 298,517.79